UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter End: June 30,2002

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (check only one):           [   ] is a restatement
                                             [   ] adds new holdings entries

Institutional Investment Manger Filing this Report:

Name:      AKRE CAPITAL MANAGEMENT LLC
Address:   2 WEST WASHINGTON STREET
           PO BOX 998
           MIDDLEBURG, VIRGINIA 20118-0998

Form 13F File Number:       28 -  06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tricia Tauzin
Title:     Director of Client Services
Phone:     540-687-3880

Signature, Place, and Date of Signing:

Tricia Tauzin                  MIDDLEBURG, VA       14-Aug-02
[Signature]                    [City, State]        [Date]

Report Type (check only one):

[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[   ]  13F NOTICE  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[   ]  13F COMBINATION REPORT  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reproted by other reporting manager(s))

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0

Form 13F Information Table Entry Total:   38

Form 13F Information Table Value Total ($ in thousands):  94663


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s)
 of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" amd omit the column headings and list entries.]

NONE

Form 13F Information Table

                Title of          Value      Prn         Investment Other Vtng
Name of Issuer  Class    CUSIP    x1000      Amt.     Sh Discretion MngersAuth
AES Corp        com    00130H105    1165     215000   sh   sole      0   215000
Airnet Sys      com    009417106    40       40100    sh   sole      0    40100
Alliance Gam    com    01859P609    3769     302000   sh   sole      0   302000
AMC Entmt Inc   com    001669100    897      63200    sh   sole      0    63200
Amer Tower A    com    029912201    3187     923900   sh   sole      0   923900
Balchem         com    057665200    930      40000    sh   sole      0    40000
Bank of NY      com    064057102    2143     63508    sh   sole      0    63508
Berk Hath A     com    084670108    348      110      sh   sole      0      110
Berk Hath B     com    084670207    2120      949     sh   sole      0      949
Bristol Myers   com    110122108    247       9600    sh   sole      0     9600
Citigroup       com    172967101    3459      89266   sh   sole      0    89266
Coca-Cola       com    191216100    448       7992    sh   sole      0     7992
Corus Ban       com    220873103    321       7000    sh   sole      0     7000
Costco          com    22160K105    772      20000    sh   sole      0    20000
CSX Corp        com    126408103    334       9518    sh   sole      0     9518
DovDwns GamEnt  com    260095104    1734     135505   sh   sole      0   135505
Dover Mtrsprts  com    260174107    1104     193834   sh   sole      0   193834
DR Horton       com    23331A109    781      30000    sh   sole      0    30000
Entment Pptys Trcom    29380T105    434      17600    sh   sole      0    17600
Freddie Mac     com    313400301    4967      81168   sh   sole      0    81168
GATX            com    361448103    1054      35000   sh   sole      0    35000
Hollywood Casinocom    436132203    216      20000    sh   sole      0    20000
II VI           com    902104108    1019      69000   sh   sole      0    69000
Int'l Gaming    com    459902102    1454      25645   sh   sole      0    25645
Intl Spwy-A     com    460335201    2381      59383   sh   sole      0    59383
Key 3 Media     com    49326R104    53        117200  sh   sole      0   117200
Liberty Media   com    530718105    328      32810    sh   sole      0    32810
Magna Entment   com    559211107    377      53900    sh   sole      0    53900
Markel          com    570535104    18891      95894  sh   sole      0    95894
Markel Corp     note   570535AC8    901        240000 pr   sole      0   240000
Micros Sys      com    594901100    1834      66200   sh   sole      0    66200
National Dentex com    63563H109    220       9100    sh   sole      0     9100
Ntelos Inc      com    67019U101    30        21100   sh   sole      0    21100
PDS Gaming      com    69329T105    141     113500    sh   sole      0   113500
Penn Natl       com    707569109    22397    1234000  sh   sole      0  1234000
Sci Games       com    80874P109    1350     170000   sh   sole      0   170000
Shuffle Master  com    825549108    2765     150500   sh   sole      0   150500
Wells Fargo     com    949746101    3052      60957   sh   sole      0    60957